Profit(loss) before income taxes	12 Months Ended
Dec. 31, 2024
Profit/(loss) Before Income Taxes

11. Loss before income taxes

Expenses by nature:

	Year Ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Depreciation of property, plant and equipment	2,952	2,903	-
Amortization of intangible asset	*-	1	-
Amortization of right-of-use asset	-	-	250
Directors
- salaries and related costs	816	552	1,581
- social benefits contribution	24	-	41
Key management personnel (other than directors)
- salaries and related costs	1,212	1,317	360
- social benefits contribution	-	10	-
Other than directors and key management personnel
- salaries and related costs	689	605	1,404
- social benefits contribution	36	14	23

*Less than RMB1,000